Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Argentina 1.9%
MercadoLibre, Inc.(a)	37,348	30,915,927
Austria 1.4%
Erste Group Bank AG	1,054,141	23,109,060
Canada 1.8%
Canadian National Railway Co.	265,968	28,723,427
China 1.2%
Alibaba Group Holding Ltd.(a)	1,966,100	19,620,378
Denmark 1.8%
Vestas Wind Systems A/S	1,539,465	28,345,955
France 7.3%
Carrefour SA	1,740,168	24,134,549
Legrand SA	398,994	25,798,591
Sanofi	377,003	28,707,466
Schneider Electric SE	354,592	39,622,326
Total		118,262,932
Germany 9.3%
Bayerische Motoren Werke AG	570,212	38,647,581
Infineon Technologies AG	1,377,048	30,135,366
SAP SE	514,551	41,933,420
Siemens AG, Registered Shares	411,358	40,207,313
Total		150,923,680
Hong Kong 4.9%
AIA Group Ltd.	6,590,400	54,871,059
Hong Kong Exchanges and Clearing Ltd.	720,700	24,635,266
Total		79,506,325
India 2.0%
HDFC Bank Ltd., ADR	548,219	32,026,954
Italy 3.8%
FinecoBank Banca Fineco SpA	2,316,709	28,612,505
Intesa Sanpaolo SpA	19,654,448	32,489,118
Total		61,101,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 9.3%
Bridgestone Corp.	1,380,800	44,656,334
Recruit Holdings Co., Ltd.	1,368,100	39,409,016
SMC Corp.	82,500	33,575,057
Sony Group Corp.	502,600	32,374,711
Total		150,015,118
Netherlands 5.3%
ASML Holding NV	89,976	37,275,173
Shell PLC	1,959,938	48,886,977
Total		86,162,150
Norway 2.0%
Equinor ASA	955,784	31,520,545
South Korea 1.9%
Samsung Electronics Co., Ltd.	839,863	30,839,142
Spain 2.0%
Iberdrola SA	3,531,101	32,924,635
Sweden 2.7%
Nibe Industrier AB, Class B	792,087	7,065,595
Svenska Handelsbanken AB, Class A	4,525,167	37,147,080
Total		44,212,675
Switzerland 13.8%
Chocoladefabriken Lindt & Spruengli AG	3,426	33,109,943
Lonza Group AG, Registered Shares	69,694	33,933,401
Nestlé SA, Registered Shares	684,576	74,041,907
Roche Holding AG, Genusschein Shares	192,444	62,646,829
Sika AG	93,649	18,822,676
Total		222,554,756
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	341,239	23,395,346
United Kingdom 18.6%
AstraZeneca PLC	456,617	50,195,670
Bunzl PLC	891,117	27,226,284
Burberry Group PLC	1,257,678	25,122,745
Diageo PLC	1,071,472	45,102,037
GSK PLC	1,821,332	26,304,967
Variable Portfolio – Partners International Core Equity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Grid PLC	2,489,295	25,625,079
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	633,616	41,997,019
RELX PLC	1,394,387	34,072,893
Tesco PLC	11,163,663	25,621,409
Total		301,268,103
United States 4.2%
Booking Holdings, Inc.(a)	21,757	35,751,320
lululemon athletica, Inc.(a)	116,058	32,445,175
Total		68,196,495
Total Common Stocks (Cost $1,904,829,507)		1,563,625,226

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
Porsche AG(a)	339,207	27,426,285
Total Preferred Stocks (Cost $27,434,025)		27,426,285
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(d),(e)	30,144,358	30,129,286
Total Money Market Funds (Cost $30,129,416)		30,129,286
Total Investments in Securities (Cost $1,962,392,948)		1,621,180,797
Other Assets & Liabilities, Net		(4,214,001)
Net Assets		$1,616,966,796

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	42,084,558	657,420,584	(669,375,726)	(130)	30,129,286	7,232	181,108	30,144,358
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Partners International Core Equity Fund | Third Quarter Report 2022

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